Bank Borrowings (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Schedule of Bank Borrowings

Components of bank borrowings are as follows:

			December 31, 2023	June 30, 2024	June 30, 2024
		Interest Rate	SGD	SGD	USD
UOB – Loan 1 (Property)	(1)	1.98-4.95%	351,004	297,723	220,315
UOB – Loan 2 (Bridging Loan)	(2)	2.25%	1,408,486	1,030,053	762,239
Trust Receipt	(3)	5.98-7.0%	578,806	213,576	158,047
			2,338,296	1,541,352	1,140,601

Less: current portion of long-term bank borrowings			(1,447,966)	(1,094,030)	(809,582)
Non-current portion of long-term bank borrowings			890,330	447,322	331,019

(1)	The property loan with twenty-five years of term from February 2, 2002 to January 31, 2027 will maturity at January 2027 with interest rate at 1.68% for the per period from August 4, 2020 to August 3, 2022, 1.98% for the period from August 4, 2022 to August 3, 2023, and at 6.25% from August 4, 2023 and thereafter. The Company revised the loan on May 3, 2023 and the revised interest rate will be 1.20% plus compounded the Singapore Overnight Rate Average (SORA) reference rate for the period from June 1, 2023 to May 31, 2025, and at 2.00% plus compounded SORA reference rate for the period from June 1, 2025 and thereafter. As of June 30, 2024 the SORA rate is 4.85%.

(2)	The bridging loan with five years of term from September 30, 2020 to September 29, 2025 will maturity at October 2025 with the interest rate at 2.25%

(3)	Trust receipt is the bank facilities that we use to settle suppliers’ due invoices, it will be mature 120 days after the Company executes it. The interest rate will be 5.98%-7.0% depend on the date of execution. All trust receipts matured no later than July 26,2024.

Components of bank borrowings are as follows at December 31:

		Interest rate	2022 SGD	2023 SGD	2023 USD
UOB – Loan 1 (Property)	(1)	1.98-4.95%	457,120	351,004	259,742
UOB – Loan 2 (Bridging Loan)	(2)	2.25%	2,091,258	1,408,486	1,042,280
Trust Receipt	(3)	5.98-7.00%	295,986	578,806	428,317
			2,844,364	2,338,296	1,730,339

Less: current portion of long-term bank borrowings			(1,150,176)	(1,447,966)	(1,071,495)
Non-current portion of long-term bank borrowings			1,694,188	890,330	658,844

(1)	The property loan with twenty-five years of term from February 2, 2002 to January 31, 2027 will maturity at January 2027 with interest rate at 1.68% for the per period from August 4, 2020 to August 3, 2022, 1.98% for the period from August 4, 2022 to August 3, 2023, and at 6.25% from August 4, 2023 and thereafter. The Company revised the loan on May 3, 2023 and the revised interest rate will be 1.20% plus compounded the Singapore Overnight Rate Average (SORA) reference rate for the period from June 1, 2023 to May 31, 2025, and at 2.00% plus compounded SORA reference rate for the period from June 1, 2025 and thereafter. As of December 31, 2023 the SORA rate is 3.75%

(2)	The bridging loan with five years of term from September 30, 2020 to September 29, 2025 will maturity at October 2025 with the interest rate at 2.25%

(3)

Trust receipt is the bank facilities that we use to settle suppliers’ due invoices, it will be mature 120 days after the Company executes it. The interest rate will be 5.15%-6.27% depend on the date of execution. All trust receipts matured no later than March 31,2024.

As of May 31, 2024, the Company incurred new trust receipts with amount of S$481,622, and part of the S$268,046 was matured in May 23, 2024. The remaining balance will mature in July 2024.

Schedule of Bank Borrowings Interest

Components of bank borrowings interest are as follows as of June 30:

	June 30, 2023	June 30, 2024	June 30, 2024
	SGD	SGD	USD
UOB – Loan 1 (Property)	4,267	8,164	6,042
UOB – Loan 2 (Bridging Loan)	21,733	14,057	10,402
Trust Receipt	12,498	19,378	14,341
Total	38,498	41,599	30,785

Components of bank borrowings interest are as follows as of December 31:

	2022	2023	2023
	SGD	SGD	USD
UOB – Loan 1 (Property)	9,389	13,602	10,065
UOB – Loan 2 (Bridging Loan)	55,982	36,793	27,227
Trust Receipt	15,962	24,789	18,344
Total	81,333	75,184	55,636

Schedule of Maturities Bank Borrowings

Maturities of the bank borrowings were as follows:

	SGD	USD
For the period ending June 30,
2025	1,121,316	829,774
2026	384,343	284,414
2027	73,207	54,173
Total bank borrowings repayments	1,578,866	1,168,361

Current portion of long-term bank borrowings	1,121,316	829,774
Non-current portion of long-term bank borrowings	457,550	338,587
Less: imputed interest	(37,514)	(27,760)
Total	1,541,352	1,140,601

Maturities of the bank borrowings were as follows:

	SGD	USD
For the year ending December 31,
2024	1,486,600	1,100,084
2025	776,816	574,844
2026	122,760	90,842
2027	11,743	8,690
Total bank borrowings repayments	2,397,919	1,774,460

Current portion of long-term bank borrowings	1,486,600	1,100,084
Non-current portion of long-term bank borrowings	911,319	674,376
Less: imputed interest	(59,623)	(44,121)
Total	2,338,296	1,730,339